Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Property, equipment and software, net
Total	¥ 641,028	¥ 138,922
Less: Accumulated depreciation	(124,446)	(85,320)
Net book value	516,582	53,602		$ 79,397
Depreciation expenses	50,891	29,292	¥ 29,814
Equipment
Property, equipment and software, net
Total	44,370	41,535
Leasehold improvements
Property, equipment and software, net
Total	28,299	32,731
Servers
Property, equipment and software, net
Total	36,896	36,135
Office furniture, vehicles and logistics equipment
Property, equipment and software, net
Total	20,999	19,612
Software
Property, equipment and software, net
Total	9,157	8,909
Building [Member]
Property, equipment and software, net
Total	118,276	0
Portable Power Banks And Charging Boxes [Member]
Property, equipment and software, net
Total	¥ 383,031	¥ 0